SEAFARER OVERSEAS GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2023 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (90.1%)
Belgium (1.5%)
Anheuser-Busch InBev SA, ADR	USD	700,000	$40,110,000

Total Belgium			40,110,000

Brazil (8.1%)
Ambev SA, ADR	USD	16,000,000	49,920,000
Itau Unibanco Holding SA, ADR	USD	9,450,000	56,794,500
Odontoprev SA	BRL	10,000,000	25,841,924
XP, Inc., Class A(a)	USD	3,219,000	86,945,190

Total Brazil			219,501,614

China / Hong Kong (12.5%)
Alibaba Group Holding, Ltd.(a)	HKD	6,500,000	83,066,009
China Foods, Ltd.	HKD	98,314,000	37,150,550
DFI Retail Group Holdings, Ltd.	USD	11,500,000	30,957,218
Jardine Matheson Holdings, Ltd.	USD	972,755	48,049,658
Pacific Basin Shipping, Ltd.	HKD	123,000,000	40,045,159
Want Want China Holdings, Ltd.	HKD	63,500,000	44,283,191
WH Group, Ltd.	HKD	58,065,000	31,691,299
Xinhua Winshare Publishing and Media Co., Ltd., Class H	HKD	30,002,000	22,742,119

Total China / Hong Kong			337,985,203

Czech Republic (1.4%)
Moneta Money Bank AS	CZK	9,413,000	37,041,743

Total Czech Republic			37,041,743

France (0.2%)
Hermes International	EUR	2,400	5,321,165

Total France			5,321,165

Hungary (3.3%)
Richter Gedeon Nyrt	HUF	3,500,000	88,289,510

Total Hungary			88,289,510

India (6.3%)
Computer Age Management Services, Ltd.	INR	1,476,397	42,358,002
L&T Technology Services, Ltd.	INR	887,000	43,614,357
Petronet LNG, Ltd.	INR	15,000,000	42,646,948

	Currency	Shares	Value
India (continued)
UPL, Ltd.	INR	5,600,000	$42,579,906

Total India			171,199,213

Indonesia (1.5%)
Bank Central Asia Tbk PT	IDR	65,000,000	39,366,064

Total Indonesia			39,366,064

Japan (3.3%)
Rohm Co., Ltd.	JPY	950,000	89,022,872

Total Japan			89,022,872

Mexico (6.5%)
Becle SAB de CV	MXN	17,400,000	45,492,505
Bolsa Mexicana de Valores SAB de CV	MXN	10,000,000	21,200,359
Coca-Cola Femsa SAB de CV, ADR	USD	600,000	50,592,000
Wal-Mart de Mexico SAB de CV	MXN	14,097,000	58,719,961

Total Mexico			176,004,825

Peru (1.7%)
Credicorp, Ltd.	USD	288,000	45,230,400

Total Peru			45,230,400

Poland (2.0%)
CD Projekt SA	PLN	1,300,000	53,038,673

Total Poland			53,038,673

Qatar (1.8%)
Qatar Gas Transport Co., Ltd.	QAR	42,613,950	49,344,215

Total Qatar			49,344,215

Singapore (4.8%)
Singapore Exchange, Ltd.	SGD	7,385,000	53,982,837
Venture Corp., Ltd.	SGD	6,650,000	74,971,587

Total Singapore			128,954,424

South Africa (3.4%)
Sanlam, Ltd.	ZAR	25,000,000	91,941,008

Total South Africa			91,941,008

	Currency	Shares	Value
South Korea (16.9%)
Coway Co., Ltd.	KRW	1,130,000	$36,313,935
Hyundai Mobis Co., Ltd.	KRW	670,000	122,419,964
Innocean Worldwide, Inc.	KRW	790,000	24,610,788
NAVER Corp.	KRW	323,000	57,548,060
Samsung Biologics Co., Ltd.(a)	KRW	155,000	93,072,611
Samsung C&T Corp.	KRW	425,000	34,433,768
Samsung Electronics Co., Ltd.	KRW	600,000	32,851,600
Samsung SDI Co., Ltd.	KRW	103,000	53,766,493

Total South Korea			455,017,219

Taiwan (4.0%)
Accton Technology Corp.	TWD	5,560,000	67,834,017
Novatek Microelectronics Corp.	TWD	2,930,000	39,623,969

Total Taiwan			107,457,986

Thailand (3.2%)
Bangkok Dusit Medical Services PCL, Class F	THB	57,000,000	47,952,874
Siam Cement PCL	THB	4,090,000	38,834,313

Total Thailand			86,787,187

United Arab Emirates (4.4%)
Emaar Properties PJSC	AED	28,276,000	52,029,202
National Central Cooling Co. PJSC	AED	48,197,777	45,272,763
Salik Co. PJSC	AED	24,000,000	20,518,912

Total United Arab Emirates			117,820,877

United Kingdom (2.0%)
Mondi PLC	GBP	3,097,001	54,323,300

Total United Kingdom			54,323,300

Vietnam (1.3%)
PetroVietnam Gas JSC	VND	8,250,000	35,407,051

Total Vietnam			35,407,051

TOTAL COMMON STOCKS
(Cost $2,275,800,292)			2,429,164,549

	Currency	Shares	Value

PREFERRED STOCKS (3.1%)
South Korea (3.1%)
Samsung Electronics Co., Ltd.	KRW	1,850,000	$83,325,439

Total South Korea			83,325,439

TOTAL PREFERRED STOCKS
(Cost $69,227,785)			83,325,439

TOTAL INVESTMENTS
(Cost $2,345,028,077) (93.2%)			$2,512,489,988

Cash and Other Assets, Less Liabilities (6.8%)			183,784,739
NET ASSETS (100.0%)			$2,696,274,727

Principal Amount is stated in local currency unless otherwise noted.

(a)	Non-income producing security.

ADR	American Depositary Receipt

Currency Abbreviations
AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CZK	-	Czech Republic Koruna
HKD	-	Hong Kong Dollar
HUF	-	Hungary Forint
GBP	-	United Kingdom Pound
INR	-	India Rupee
JPY	-	Japan Yen
KRW	-	South Korea Won
MXN	-	Mexico Peso
QAR	-	Qatar Riyal
PLN	-	Poland Zloty
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong
ZAR	-	South Africa Rand

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Industry Composition (Unaudited)
Asset Management	6.6%
Automotive	4.5%
Banking	6.7%
Beverages	8.2%
Biotechnology & Pharmaceuticals	6.8%
Chemicals	1.6%
Construction Materials	1.4%
Containers & Packaging	2.0%
E-Commerce Discretionary	3.1%
Electric Utilities	1.7%
Engineering & Construction	2.9%
Entertainment Content	2.0%
Food	2.8%
Health Care Facilities & Services	2.8%
Home & Office Products	1.4%
Institutional Financial Services	2.8%
Internet Media & Services	2.1%
Oil & Gas Producers	2.9%
Real Estate Owners & Developers	1.9%
Retail - Consumer Staples	3.3%
Retail - Discretionary	1.8%
Semiconductors	4.8%
Specialty Finance	1.5%
Technology Hardware	11.6%
Transportation & Logistics	4.1%
Other Industries (each less than 1%)	1.9%
Cash and Other Assets, Less Liabilities	6.8%
Total	100.0%

SEAFARER OVERSEAS VALUE FUND
PORTFOLIO OF INVESTMENTS
July 31, 2023 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (96.5%)
Belgium (2.0%)
Anheuser-Busch InBev SA, ADR	USD	32,000	$1,833,600

Total Belgium			1,833,600

Brazil (13.5%)
Ambev SA, ADR	USD	639,000	1,993,680
Itau Unibanco Holding SA, ADR	USD	424,000	2,548,240
Odontoprev SA	BRL	1,000,000	2,584,192
XP, Inc., Class A	USD	186,000	5,023,860

Total Brazil			12,149,972

China / Hong Kong (27.5%)
China Foods, Ltd.	HKD	6,603,000	2,495,119
China Yangtze Power Co., Ltd., Class A	CNY	661,990	1,989,983
DFI Retail Group Holdings, Ltd.	USD	759,000	2,043,176
First Pacific Co., Ltd.	HKD	5,490,000	1,990,472
Giordano International, Ltd.	HKD	5,200,000	1,850,193
Jardine Matheson Holdings, Ltd.	USD	45,562	2,250,555
Melco International Development, Ltd.	HKD	2,304,000	2,444,476
Pacific Basin Shipping, Ltd.	HKD	7,111,000	2,315,131
Pico Far East Holdings, Ltd.	HKD	5,538,000	968,360
Shangri-La Asia, Ltd.	HKD	2,772,000	2,313,145
Want Want China Holdings, Ltd.	HKD	2,767,000	1,929,631
WH Group, Ltd.	HKD	4,195,000	2,289,590

Total China / Hong Kong			24,879,831

Czech Republic (2.3%)
Moneta Money Bank AS	CZK	534,000	2,101,380

Total Czech Republic			2,101,380

Georgia (4.8%)
Bank of Georgia Group PLC	GBP	46,000	1,921,562
Georgia Capital PLC	GBP	203,174	2,424,915

Total Georgia			4,346,477

India (5.0%)
Petronet LNG, Ltd.	INR	840,000	2,388,229
UPL, Ltd.	INR	285,000	2,167,013

Total India			4,555,242

	Currency	Shares	Value
Mexico (2.1%)
Coca-Cola Femsa SAB de CV, ADR	USD	22,000	$1,855,040

Total Mexico			1,855,040

Peru (3.0%)
Credicorp, Ltd.	USD	17,000	2,669,850

Total Peru			2,669,850

Qatar (3.4%)
Qatar Gas Transport Co., Ltd.	QAR	2,660,000	3,080,109

Total Qatar			3,080,109

Singapore (6.0%)
Genting Singapore, Ltd.	SGD	2,770,000	1,959,296
HRnetgroup, Ltd.	SGD	3,023,000	1,661,837
Wilmar International, Ltd.	SGD	609,000	1,769,592

Total Singapore			5,390,725

South Korea (7.2%)
Innocean Worldwide, Inc.	KRW	70,000	2,180,703
Samsung C&T Corp.	KRW	24,000	1,944,495
Samsung SDI Co., Ltd.	KRW	4,500	2,349,021

Total South Korea			6,474,219

Thailand (2.5%)
Siam Cement PCL	THB	234,000	2,221,816

Total Thailand			2,221,816

United Arab Emirates (9.3%)
Emaar Properties PJSC	AED	1,324,000	2,436,224
Fertiglobe PLC	AED	2,000,000	1,948,831
National Central Cooling Co. PJSC	AED	2,481,137	2,330,562
Salik Co. PJSC	AED	2,000,000	1,709,909

Total United Arab Emirates			8,425,526

United Kingdom (3.3%)
Mondi PLC	GBP	168,001	2,946,841

Total United Kingdom			2,946,841

Vietnam (4.6%)
Petrovietnam Fertilizer & Chemicals JSC	VND	860,000	1,435,523

	Currency	Shares	Value
Vietnam (continued)
PetroVietnam Technical Services Corp.	VND	1,873,080	$2,720,167

Total Vietnam			4,155,690

TOTAL COMMON STOCKS
(Cost $76,338,064)			87,086,318

PREFERRED STOCKS (0.1%)
South Korea (0.1%)
Samsung C&T Corp.	KRW	1,800	123,459

Total South Korea			123,459

TOTAL PREFERRED STOCKS
(Cost $184,192)			123,459

TOTAL INVESTMENTS
(Cost $76,522,256) (96.6%)			$87,209,777

Cash and Other Assets, Less Liabilities (3.4%)			3,040,713
NET ASSETS (100.0%)			$90,250,490

ADR American Depositary Receipt

Currency Abbreviations
AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CNY	-	China Yuan
CZK	-	Czech Republic Koruna
GBP	-	United Kingdom Pound
INR	-	India Rupee
HKD	-	Hong Kong Dollar
KRW	-	South Korea Won
QAR	-	Qatar Riyal
SGD	-	Singapore Dollar
THB	-	Thailand Baht
USD	-	United States Dollar
VND	-	Vietnam Dong

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Industry Composition (Unaudited)
Advertising & Marketing	2.4%
Asset Management	8.3%
Banking	10.2%
Beverages	9.1%
Chemicals	6.2%
Commercial Support Services	2.9%
Construction Materials	2.5%
Containers & Packaging	3.3%
Electric Utilities	4.8%
Engineering & Construction	2.3%
Food	8.8%
Health Care Facilities & Services	2.9%
Leisure Facilities & Services	7.4%
Oil & Gas Producers	2.6%
Oil & Gas Services & Equipment	3.0%
Real Estate Owners & Developers	2.6%
Retail - Consumer Staples	2.3%
Retail - Discretionary	4.5%
Technology Hardware	2.6%
Transportation & Logistics	7.9%
Cash and Other Assets, Less Liabilities	3.4%
Total	100.0%

Seafarer Funds	Notes to Quarterly Portfolio of Investments
July 31, 2023 (Unaudited)

1. Organization

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund (individually a “Fund” and collectively, the “Funds”). The Seafarer Overseas Growth and Income Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns as a secondary objective. The Seafarer Overseas Value Fund seeks to provide long-term capital appreciation. The Funds each offer Investor Class and Institutional Class shares.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation

Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and exchange traded funds, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures utilized by Seafarer Capital Partners, LLC (the “Adviser”), as the Funds' Valuation Designee, and under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”). Each Fund uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security. Corporate bonds and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded foreign government debt securities and foreign corporate bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Seafarer Funds	Notes to Quarterly Portfolio of Investments
July 31, 2023 (Unaudited)

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Adviser, as the Funds' Valuation Designee, believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Certain foreign countries impose a tax on capital gains which is accrued by each Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

Fair Value Measurements

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. Fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Fund(s) in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund(s).

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Such inputs are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are developed based on the information available and the reporting entity’s best efforts to interpret such information.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Seafarer Funds	Notes to Quarterly Portfolio of Investments
July 31, 2023 (Unaudited)

The following is a summary of the inputs used to value each Fund as of July 31, 2023:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Growth and Income Fund
Common Stocks
Belgium	$40,110,000	$–	$–	$40,110,000
Brazil	219,501,614	–	–	219,501,614
China / Hong Kong	–	337,985,203	–	337,985,203
Czech Republic	37,041,743	–	–	37,041,743
France	5,321,165	–	–	5,321,165
Hungary	88,289,510	–	–	88,289,510
India	–	171,199,213	–	171,199,213
Indonesia	–	39,366,064	–	39,366,064
Japan	–	89,022,872	–	89,022,872
Mexico	176,004,825	–	–	176,004,825
Peru	45,230,400	–	–	45,230,400
Poland	–	53,038,673	–	53,038,673
Qatar	–	49,344,215	–	49,344,215
Singapore	–	128,954,424	–	128,954,424
South Africa	91,941,008	–	–	91,941,008
South Korea	–	455,017,219	–	455,017,219
Taiwan	39,623,969	67,834,017	–	107,457,986
Thailand	38,834,313	47,952,874	–	86,787,187
United Arab Emirates	65,791,675	52,029,202	–	117,820,877
United Kingdom	–	54,323,300	–	54,323,300
Vietnam	–	35,407,051	–	35,407,051
Preferred Stocks	–	83,325,439	–	83,325,439
Total	$847,690,222	$1,664,799,766	$–	$2,512,489,988

Seafarer Funds	Notes to Quarterly Portfolio of Investments
July 31, 2023 (Unaudited)

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Value Fund
Common Stocks
Belgium	$1,833,600	$–	$–	$1,833,600
Brazil	12,149,972	–	–	12,149,972
China / Hong Kong	–	24,879,831	–	24,879,831
Czech Republic	2,101,380	–	–	2,101,380
Georgia	4,346,477	–	–	4,346,477
India	–	4,555,242	–	4,555,242
Mexico	1,855,040	–	–	1,855,040
Peru	2,669,850	–	–	2,669,850
Qatar	–	3,080,109	–	3,080,109
Singapore	–	5,390,725	–	5,390,725
South Korea	–	6,474,219	–	6,474,219
Thailand	2,221,816	–	–	2,221,816
United Arab Emirates	4,040,471	4,385,055	–	8,425,526
United Kingdom	–	2,946,841	–	2,946,841
Vietnam	2,720,167	1,435,523	–	4,155,690
Preferred Stocks	–	123,459	–	123,459
Total	$33,938,773	$53,271,004	$–	$87,209,777

(a)	For detailed descriptions of securities by country, see the accompanying Portfolio of Investments.

For the three months ended July 31, 2023, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income are allocated daily to each share class in proportion to its average daily net assets.

Foreign Securities

The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Seafarer Funds	Notes to Quarterly Portfolio of Investments
July 31, 2023 (Unaudited)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts

Each Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of a contract is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.